Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Schedule of marketable securities

	WAM (1)	Currency	Average rate (2)	12.31.24	12.31.23
Fair value through other comprehensive income
National treasury notes (5)	8.76	R$	11.44%	859,029	-
Equity securities (3)	-	USD	-	15,481	12,103
Fair value through profit and loss
Financial treasury bills	1.17	R$	10.87%	35,031	412,107
Investment funds - FIDC II	1.08	R$	-	18,450	16,490
Repurchase agreement	-	R$	-	-	35,751
Other	0.08	R$	-	20	20
				53,501	464,368
Amortized cost
Sovereign bonds and other (4)	5.40	USD	6.82%	289,880	291,402
				1,217,891	767,873
Current				894,080	447,878
Non-current (6)				323,811	319,995
(1)	Weighted average maturity in years.
(2)	Weighted average annual rate.
(3)	It’s comprised of Aleph Farms Ltd. stocks.
(4)	This is represented by private and Angolan government bonds and is presented net of expected credit losses in the amount of R$22,530 (R$16,466 on December 31, 2023). The amounts refer to US Dollar Bonds at a weighted average rate of 6.82% (US Dollar 6.34% and Bonds 5.90% on December 31, 2023).
(5)	FVTOCI - Fair Value through Other Comprehensive Income R$46,529.
(6)	Maturity until May 2035.